Shareholder Report	6 Months Ended	120 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000232649
Shareholder Report [Line Items]
Fund Name	FM Focus Equity ETF
Trading Symbol	FMCX
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-530-2448
Additional Information Website	www.FMCX.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$37	0.70%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	8.05%	22.36%	9.70%
FM Focus Equity ETF - Market Price	8.08%	22.42%	9.71%
S&P 500® Index	11.59%	27.14%	14.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Apr. 22, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 97,572,539	$ 97,572,539
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 325,335
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$97,572,539
Number of Portfolio Holdings	30
Advisory Fee	$325,335
Portfolio Turnover	26%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.8%
Money Market Funds	2.1%
Reit	3.1%